Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies (Textual)
Percentage of accounts receivable					45.00%	37.00%
Total advertising expense					$ 6,994,700	$ 4,591,900
Accounts receivable amount					479,148	958,695
Credit card holdback receivables	$ 111,666		$ 111,666		$ 140,789	172,169
Description of income tax					(1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.
Deferred revenue	2,389,799		2,389,799		$ 2,553,826
Subscription revenue	4,984,602	$ 5,742,707	$ 10,411,225	$ 11,966,391	22,898,530	$ 18,647,855
Purchase credits, description			Users may purchase credits in $5, $10 or $20 increments that can be redeemed for a host of virtual gifts such as a rose, a beer or a car, among other items.
Virtual gift and micro-transaction revenue	1,742,423		$ 3,752,923
Deferred revenue, new			3,830,155		$ 234,144
Remaining payment revenue	$ 5,000,000		5,000,000
Upfront payment of tokens			216,000,000
Contractual upfront fee			5,000,000
Impairment charge			1,959,404
Subscription Revenue [Member]
Summary of Significant Accounting Policies (Textual)
Subscription revenue			$ 1,650,926